UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005


Item 1.   Report to Stockholders.

                                 BMC FUND, INC.


                            FINANCIAL STATEMENTS AND

                            SUPPLEMENTARY INFORMATION


                         SIX MONTHS ENDED APRIL 30, 2005

BMC FUND, INC.
--------------------------------------------------------------------------------


TABLE OF CONTENTS

                                                                       Page No.
                                                                       --------

Directors and Officers. . . . . . . . . . . . . . . . . . . . . . . .      1

Letter to Shareholders. . . . . . . . . . . . . . . . . . . . . . . .      2

Graphic Presentation of Portfolio Holdings and Sector Diversification      3

Statement of Assets and Liabilities . . . . . . . . . . . . . . . . .      4

Statement of Operations . . . . . . . . . . . . . . . . . . . . . . .      5

Statements of Changes In Net Assets . . . . . . . . . . . . . . . . .      6

Notes to Financial Statements . . . . . . . . . . . . . . . . . . . .      7

Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . .     11

Schedules of Investments:
     I. - Investments in Securities of Unaffiliated Issuers . . . . .     12
    II. - Investments  - Other than Securities. . . . . . . . . . . .     28
   III. - Investments in Affiliates . . . . . . . . . . . . . . . . .     29

BMC FUND, INC.
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------


                                 DIRECTORS

            James T. Broyhill                Winston-Salem, North Carolina
            Paul H. Broyhill                 Lenoir, North Carolina
            William E. Cooper                Dallas, Texas
            Lawrence Z. Crockett             West Palm Beach, Florida
            Jan E. Gordon                    Palm Harbor, Florida
            Allene B. Heilman                Clearwater, Florida
            Gene A. Hoots                    Charlotte, North Carolina
            Brent B. Kincaid                 Lenoir, North Carolina
            Michael G. Landry                Fort Lauderdale, Florida
            John S. Little                   Naples, Florida
            L. Glenn Orr, Jr.                Winston-Salem, North Carolina

                                 OFFICERS

            Paul H. Broyhill                 President
            M. Hunt Broyhill                 Vice President
            Gene Hendricks                   Vice President and
                                               Chief Financial Officer
            Michael G. Landry                Vice President and
                                               Chief Investment Officer
            Carol Frye                       Secretary and Treasurer

                             DIRECTOR EMERITUS

            Harry Heltzer                    Lenoir, North Carolina

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2005, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company ("RIC") on April 1, 1981. During the six months ended April 30, 2005, the Fund paid the following dividends per share:

December 10, 2004 to shareholders of record November 25, 2004  $.71
March 10, 2005 to shareholders of record February 25, 2005      .25
                                                               ----

Total                                                          $.96
                                                               ====

Schedule I is a listing of the entire Fund's diversified securities at April 30, 2005, with a total market value of $136,541,469.


Paul H. Broyhill, President


M. Hunt Broyhill, Vice President


Michael G. Landry, Vice President

                        BMC FUND, INC. PORTFOLIO HOLDINGS

              Common Stocks                                  47.56%
              Stock Mutual Funds                             21.37%
              Other Investments                              17.03%
              Cash Equivalents                                7.29%
              Corporate Bonds                                 3.66%
              Bond Mutual Funds                               2.14%
              Preferred Stocks                                0.95%

--------------------------------------------------------------------------------

                      BMC FUND, INC. SECTOR DIVERSIFICATION
                          (% OF COMMON STOCK PORTFOLIO)

              Consumer Discretionary                          5.69%
              Consumer Staples                               10.71%
              Energy                                         19.55%
              Financials                                     16.16%
              Health Care                                    13.85%
              Industrials                                    10.29%
              Information Technology                          5.89%
              Materials                                       2.95%
              Telecommunications Services                     2.58%
              Utilities                                      12.33%

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2005
------------------------------------------------------------------------------------------------

ASSETS AT MARKET VALUE:
  Investment securities (cost - $118,379,761)                                       $136,541,469
  Investments in affiliates - wholly owned subsidiaries (equity value $20,750,080)    21,950,734
  Investment in real estate (cost - $144,558)                                            350,000
  Cash and short-term investments                                                         85,032
  Receivables, accrued interest and dividends                                            154,720
  Receivable from hedge fund liquidation                                                 266,621
  Other assets                                                                            59,158
                                                                                    ------------

  Total assets                                                                       159,407,734
                                                                                    ------------

LIABILITIES:
  Payable to broker                                                                    4,060,409
  Accounts payable and accrued expenses                                                   55,464
                                                                                    ------------

  Total liabilities                                                                    4,115,873
                                                                                    ------------

NET ASSETS AT APRIL 30, 2005 - EQUIVALENT TO $31.48 PER
  SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING                             $155,291,861
                                                                                    ============

SUMMARY OF SHAREHOLDERS' EQUITY:
  Common stock, par value $5.00 per share - authorized 70,000,000 shares;
    outstanding, 4,933,281 shares                                                   $ 24,666,405
  Retained earnings prior to becoming investment company                              92,939,370
  Undistributed net investment income                                                  7,364,663
  Realized gain on investments                                                         5,558,905
    Undistributed nontaxable gain                                                      5,194,714
  Unrealized appreciation of investments                                              19,567,804
                                                                                    ------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                                   $155,291,861
                                                                                    ============

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2005
-------------------------------------------------------------------------------

INVESTMENT INCOME:
Income:
  Interest - corporate bonds                                        $  180,472
  Other interest and dividends                                       1,874,303
  Equity in earnings of wholly-owned subsidiaries                    1,130,911
                                                                    -----------

  Total income                                                       3,185,686
                                                                    -----------

Expenses:
  Legal and professional fees                                           96,163
  Directors' fees (Note 3)                                              20,000
  Bank service charges                                                   8,572
  Interest expense                                                      20,077
  Investment expense                                                    51,666
  Salaries                                                             183,143
  Property and liability insurance                                      28,598
  Depreciation expense                                                     968
  Taxes and licenses                                                    25,275
  Rent                                                                   7,050
  Office supplies and expense                                           21,200
  Travel and entertainment                                              43,186
  401(k) contribution                                                    9,722
                                                                    -----------

  Total expenses                                                       515,620
                                                                    -----------

  Investment income, net                                             2,670,066
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment securities sold                      5,558,905
  Change in unrealized appreciation of investments for the period     (824,222)
                                                                    -----------

  Net gain on investments                                            4,734,683
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $7,404,749
                                                                    ===========

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2005 AND 2004
----------------------------------------------------------------------------------------

                                                                2005           2004
                                                            -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                     $  2,670,066   $  2,011,017
  Net realized gain on investments                             5,558,905      4,939,748
  Change in unrealized appreciation                             (824,222)     1,507,606
                                                            -------------  -------------

  Net increase in net assets resulting from operations         7,404,749      8,458,371

Distributions to shareholders from investment income, net     (4,735,950)    (3,107,967)
                                                            -------------  -------------

TOTAL INCREASE IN NET ASSETS                                   2,668,799      5,350,404

NET ASSETS AT BEGINNING OF PERIOD                            152,623,062    143,909,882
                                                            -------------  -------------

NET ASSETS AT END OF PERIOD (Including
  undistributed net investment income:
  2005 - $7,364,663; 2004 - $7,495,703)                     $155,291,861   $149,260,286
                                                            =============  =============

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

1.   SIGNIFICANT  ACCOUNTING  POLICIES

     BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

     A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

          The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company's Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the securities existed, and these differences could be material.

          The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

          The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

     B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. The aggregate dollar amount of purchases and sales of investment securities, other than government securities and short-term debt securities having maturities of one year or less, for the six months ended April 30, 2005 was $79,828,751.

     C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

1.   SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

     D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

     E. Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

     F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   LINE OF CREDIT

     On September 25, 2000 (modified on October 20, 2000 and renewed July 21, 2004), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of April 30, 2005, the Company had no borrowings from this line of credit, which expires on July 31, 2005.

3.   ADVISORY BOARD AND REMUNERATION OF DIRECTORS

     The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

4.   SUPPLEMENTAL PROXY INFORMATION AND 2005 ANNUAL MEETING OF SHAREHOLDERS

     The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 26, 2005 at The Registry Resort & Club, Naples, Florida. The meeting was held for the following purposes:

1.   To elect the following 11 directors to serve as follows:

     DIRECTOR                    TERM   EXPIRING
     James T. Broyhill          1 year      2006
     Paul H. Broyhill           1 year      2006
     William E. Cooper          1 year      2006
     Lawrence Z. Crockett       1 year      2006
     Jan E. Gordon              1 year      2006
     Allene B. Heilman          1 year      2006
     Gene A. Hoots              1 year      2006
     Brent B. Kincaid           1 year      2006
     Michael G. Landry          1 year      2006
     John S. Little             1 year      2006
     L. Glenn Orr, Jr.          1 year      2006

2. To approve an amendment to the Fund's Investment Objectives and Policies, as described in the Fund's proxy statement dated January 26, 2005, allowing the Fund to make indirect investments in commodities and futures contracts.

3.   To  vote  upon  such  other  business  as  may  come  before  the  meeting.

The results of the proxy solicitation on the above matters were as follows:

                             VOTES     VOTES    VOTES
     DIRECTOR                 FOR     AGAINST  WITHHELD  ABSTENTIONS
     James T. Broyhill     4,920,422        0    12,859            0
     Paul H. Broyhill      4,920,422        0    12,859            0
     William E. Cooper     4,920,422        0    12,859            0
     Lawrence Z. Crockett  4,920,422        0    12,859            0
     Jan E. Gordon         4,920,422        0    12,859            0
     Allene B. Heilman     4,920,422        0    12,859            0
     Gene A. Hoots         4,920,422        0    12,859            0
     Brent B. Kincaid      4,920,422        0    12,859            0
     Michael G. Landry     4,920,422        0    12,859            0
     John S. Little        4,920,422        0    12,859            0
     L. Glenn Orr, Jr.     4,920,422        0    12,859            0

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

4. SUPPLEMENTAL PROXY INFORMATION AND 2005 ANNUAL MEETING OF SHAREHOLDERS (CONTINUED)

The results of the approval of an amendment to the Fund's Investment Objectives and Policies, as described in the Fund's proxy statement dated January 26, 2005, were 4,860,690 votes approving, 59,732 votes against, 12,859 votes withheld, and 0 abstentions.

There was no other business voted upon at the Annual Meeting of Shareholders.

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, President, Michael G. Landry, Vice President and Chief Investment Officer, M. Hunt Broyhill, Vice President, and Christopher R. Pavese, CFA, Portfolio Manager, are primarily responsible for the day-to-day management of the Company's portfolio. Mr. Paul Broyhill has had such responsibility since the inception of the Fund. Messrs. Landry and Hunt Broyhill have had such responsibility since 2001. Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals and personal trusts, and endowments and foundations.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
SIX MONTHS APRIL 30, 2005 (UNAUDITED), YEARS ENDED OCTOBER 31, 2004 AND 2003, SEVEN MONTHS
ENDED OCTOBER 31, 2002, AND EACH OF THE SEVEN YEARS IN THE PERIOD ENDED MARCH 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

The following table presents financial information divided into three parts:  per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2005 (Unaudited), the years ended October 31, 2004 and 2003, the seven month period ended October 31, 2002, and each of the seven years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

                                           SIX MONTHS
                                              ENDED                                   SEVEN MONTHS
                                            APRIL 30,                                    ENDED
PER SHARE OPERATING                            2005                                   OCTOBER 31,
PERFORMANCE                                (UNAUDITED)       2004          2003           2002           2002          2001
                                           ------------  ------------  ------------  --------------  ------------  ------------
Net asset value, beginning of period       $     30.94   $     29.17   $     25.46   $       28.95   $     29.44   $     31.84
                                           ------------  ------------  ------------  --------------  ------------  ------------
  Net investment income                           0.54          0.82          0.95            0.59          1.13          1.31
  Net gains (losses) on investments               0.96          2.08          3.76           (3.45)        (0.30)        (2.13)
                                           ------------  ------------  ------------  --------------  ------------  ------------
Total from investment operations                  1.50          2.90          4.71           (2.86)         0.83         (0.82)
                                           ------------  ------------  ------------  --------------  ------------  ------------
Less distributions:
  Dividends from net investment income            0.96          0.65          0.45            0.56          0.84          1.58
  Distributions from capital gains                   -          0.48          0.55            0.07          0.48             -
                                           ------------  ------------  ------------  --------------  ------------  ------------
Total distributions                               0.96          1.13          1.00            0.63          1.32          1.58
                                           ------------  ------------  ------------  --------------  ------------  ------------
Net asset value, end of period             $     31.48   $     30.94   $     29.17   $       25.46   $     28.95   $     29.44
                                           ============  ============  ============  ==============  ============  ============

Per share market value, end of period (1)  $     26.00   $     26.00   $     26.00   $       26.00   $     26.00   $     26.00
                                           ============  ============  ============  ==============  ============  ============

TOTAL INVESTMENT RETURN (2)                      11.55%*       11.14%        18.12%        (18.85)%*        3.20%       (3.15)%
                                           ============  ============  ============  ==============  ============  ============

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)   $   155,292   $   152,623   $   143,910   $     125,596   $   142,811   $   145,221
Ratio of expenses to average net assets (3)       0.67%*        0.73%         0.73%           0.71%*        0.62%         0.49%
Ratio of net investment income to
  average net assets3                             3.45%*        2.70%         3.52%           3.78%*        3.91%         4.23%
Portfolio turnover rate                          28.14%        40.10%        52.51%          31.95%        67.18%        33.65%


PER SHARE OPERATING
PERFORMANCE                                    2000          1999          1998          1997          1996
                                           ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period       $     29.01   $     30.55   $     29.33   $     29.40   $     28.23
                                           ------------  ------------  ------------  ------------  ------------
  Net investment income                           2.11          1.04          1.26          1.29          1.22
  Net gains (losses) on investments               2.11         (0.16)         1.95          0.54          1.69
                                           ------------  ------------  ------------  ------------  ------------
Total from investment operations                  4.22          0.88          3.21          1.83          2.91
                                           ------------  ------------  ------------  ------------  ------------
Less distributions:
  Dividends from net investment income            1.10          1.49          1.14          1.16          1.05
  Distributions from capital gains                0.29          0.93          0.85          0.74          0.69
                                           ------------  ------------  ------------  ------------  ------------
Total distributions                               1.39          2.42          1.99          1.90          1.74
                                           ------------  ------------  ------------  ------------  ------------
Net asset value, end of period             $     31.84   $     29.01   $     30.55   $     29.33   $     29.40
                                           ============  ============  ============  ============  ============

Per share market value, end of period (1)  $     26.00   $     26.00   $     26.00           N/A   $     26.00
                                           ============  ============  ============  ============  ============

TOTAL INVESTMENT RETURN (2)                      16.23%         3.38%        12.33%         7.05%        11.17%
                                           ============  ============  ============  ============  ============

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)   $   157,057   $   143,092   $   150,705   $   144,702   $   145,036
Ratio of expenses to average net assets (3)       0.40%         0.32%         0.27%         0.27%         0.29%
Ratio of net investment income to
  average net assets (3)                          6.99%         3.50%         4.18%         4.39%         4.21%
Portfolio turnover rate                          94.21%        80.17%        26.98%        31.23%        21.75%

(1) Unaudited - Based on stock trades, which are very limited, during that year.
(2) Unaudited - Computed as follows: income from investment operations divided by per share market value.
(3)  Average is computed on a quarterly basis.
 *   Annualized

BMC FUND, INC.                                                                    SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (UNAUDITED)
APRIL 30, 2005
--------------------------------------------------------------------------------------------

                                       COUPON                                        PERCENT
                                      INTEREST   MATURITY    MATURITY     MARKET     OF NET
DEBT ISSUER                             RATE       DATE       VALUE       VALUE      ASSETS
CORPORATE BONDS:
OAKWOOD HOMES CORP                       7.875%   3/1/2004  $1,000,000  $  480,000
ENRON CORP (1)                           6.750%   7/1/2005     300,000           -
OWENS CORNING (1)                        7.700%   5/1/2008     660,000     505,725
POTOMAC TRUST CAPITAL MM S               3.350%   2/4/2025   1,000,000   1,006,950
INC MONEY MARKET SEC SER 20              3.350%   8/4/2033   1,000,000   1,000,000
ATHILON CAPITAL CORP                     3.550%  1/30/2045   1,000,000   1,000,000
KAYNE ANDERSON MLP INVEST                3.100%   4/5/2045   1,000,000   1,000,000
                                                            ----------  ----------

TOTAL INVESTMENTS IN CORPORATE BONDS                        $5,960,000  $4,992,675      3.22%
                                                            ==========  ==========  =========

(1) In default

BMC FUND, INC.                                                 SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
-------------------------------------------------------------------------

                                                                PERCENT
                              SHARES                  MARKET     OF NET
COMPANY NAME                   HELD        COST       VALUE      ASSETS
MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC       175,000.00  $  971,466  $1,093,750
FEDERATED ADJ RATE SEC INS   21,194.72     204,104     201,986
NORTHEAST INVS TR SH BEN I   33,738.19     250,000     256,748
TEMPLETON GLOBAL INCM COM   125,500.00     959,841   1,120,715
VANGUARD FXD INC SECS HI Y   40,916.53     250,000     251,636
                                        ----------  ----------
  TOTAL BOND MUTUAL FUNDS               $2,635,411  $2,924,835     1.88%
                                        ----------  ----------  --------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
--------------------------------------------------------------------------------

                                                                         PERCENT
                                     SHARES                     MARKET    OF NET
COMPANY NAME                          HELD          COST         VALUE    ASSETS

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
ABERDEEN AUSTRALIA EQT COM          98,100.00  $   611,441  $ 1,094,796
AMERICAN CENTURY FUNDS GLO          34,791.15      377,327      350,695
ARBITRAGE FDS SHS                   14,788.17      185,000      173,613
ARIEL GROWTH FD CALV ARIEL           8,044.99      345,448      366,449
BLDRS INDEX FDS TR ASIA 50           4,000.00      244,960      265,000
BLDRS INDEX FDS TR EMER MK           4,000.00      271,595      328,000
BRANDYWINE FD INC COM               10,053.62      225,000      258,881
CORNERCAP SMALL CAP VALUE           39,782.98      427,671      550,597
DIAMONDS TR UNIT SER 1                 600.00       51,126       61,128
DODGE & COX STK FD COM               3,170.85      364,147      399,051
ENERPLUS RES FD UNIT TR G           13,800.00      313,423      487,554
EUROPE 2001 HOLDRS TR DEPO           1,000.00       62,220       60,790
FPA FUNDS TR FPA CRESCENT           10,957.16      194,065      257,164
GERMANY FD INC COM                  12,072.00       89,697       90,540
GLADSTONE CAPITAL CORP COM           6,000.00      123,299      132,000
GMO TR FOREIGN II                   63,902.32      661,348      924,028
GMO TR INTL INT VL II               19,384.40      362,935      541,406
GMO TR SML CP VAL III               22,484.36      288,169      259,919
GMO TR VALUE III                    33,419.15      254,197      318,484
HANCOCK J PATRIOT SLCT COM          10,000.00      152,050      130,000
HARRIS ASSOC INVT TR OAKMA           7,740.58      300,302      309,081
ICON FDS INFO TECHNOLOGY            46,026.82      380,000      356,248
INDIA FD INC COM                    10,900.00      256,595      279,367
ISHARES INC MSCI AUSTRALIA          21,500.00      332,580      362,060
ISHARES INC MSCI BRAZIL             18,500.00      407,556      404,225
ISHARES INC MSCI CDA INDEX          11,500.00      199,855      192,740
ISHARES INC MSCI HONG KONG          27,000.00      301,693      325,350
ISHARES INC MSCI JAPAN              47,000.00      467,930      481,750
ISHARES INC MSCI S KOREA             6,000.00      197,080      185,040
ISHARES INC MSCI SINGAPORE         113,500.00      778,798      826,280
ISHARES TR DJ CON NON CYCL           4,000.00      187,140      205,440
ISHARES TR DJ US BAS MATL            4,000.00      200,060      188,200
ISHARES TR DJ US FINL SEC            2,200.00      197,430      199,760
ISHARES TR DJ US HEALTHCR            6,300.00      365,824      380,520
ISHARES TR DJ US UTILS               2,000.00      102,740      146,040
ISHARES TR MSCI EAFE IDX             4,200.00      520,186      656,460
ISHARES TR MSCI EMERG MKT            3,000.00      393,810      600,810
ISHARES TR RUSL 2000 VALU            2,500.00      270,675      436,625
ISHARES TR RUSSELL 2000              1,000.00       88,420      115,240
ISHARES TR S&P MIDCAP 400            1,450.00      144,285      183,788
ISHARES TR S&P MIDCP GROW            2,000.00      216,050      256,940
KOREA FD COM                        12,700.00      298,121      317,627
LEUTHOLD FDS INC ASSET ALL           9,596.93      150,000      149,520


                                       14

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
--------------------------------------------------------------------------------

                                                                         PERCENT
                                     SHARES                     MARKET    OF NET
COMPANY NAME                          HELD          COST         VALUE    ASSETS

MALAYSIA FD INC COM                 43,000.00  $   261,276  $   248,540
MATTHEWS INTL FDS ASIAN GR          53,817.72      765,000      864,851
MERGER FD SH BEN INT                13,780.27      206,383      210,425
MERIDIAN FD INC VALUE FD            13,128.45      463,000      468,161
MEXICO FD INC COM                   22,226.00      396,399      473,414
MORGAN S D WITTR ASIA COM           46,000.00      454,110      561,200
NASDAQ 100 TR UNIT SER 1             3,500.00      131,813      122,430
NEW IRELAND FUND INC                15,000.00      159,440      318,000
OIL SVC HOLDRS TR DEPOSTRY           3,500.00      204,925      311,605
OPPENHEIMER GOLD&SPL SH BE           9,856.63      165,000      161,944
PBHG FDS INC MID CAP VAL            11,461.14      172,000      195,756
REGIONAL BK HOLDRS TR DEPO           1,400.00      163,553      186,298
ROWE T PRICE CAP APPRE SH           10,519.70      155,179      201,031
ROWE T PRICE INTL FDS NEW           14,666.67      110,000      149,160
ROYCE FD TOTAL RETURN               24,913.68      239,092      288,251
ROYCE VALUE TR INC COM              16,520.00      306,629      304,298
S & P 500 INDEX OPTIONS                 75.00      134,150      137,875
SECTOR SPDR TR SBI INT-ENE          10,000.00      288,600      405,500
SECTOR SPDR TR SBI INT-TEC          15,600.00      277,442      294,372
SECTOR SPDR TR SBI INT-UTI          11,000.00      264,940      330,550
SELECT SECTOR SPDR TR SBI           13,400.00      398,168      414,060
SELECTED AMERN SHS INC COM           5,108.99      150,000      184,588
SEMICONDUCTOR HLDRS TR DEP           9,000.00      242,400      277,380
SPAIN FD COM                        25,200.00      214,302      289,800
SPDR TR UNIT SER 1                  12,150.00    1,345,075    1,406,363
SWISS HELVETIA FD INC COM           25,479.00      292,159      357,980
TAIWAN FD INC COM                   26,200.00      282,381      330,382
TEMPLETON DRAGON FD COM             48,800.00      605,653      812,520
TWEEDY BROWNE FD INC GLOBA          16,116.50      353,542      380,833
UNITED SVCS FDS GLOBAL RES          14,691.48      150,000      169,980
VANGUARD HORIZON FD CAP OP           4,472.38      100,058      125,853
VANGUARD HORIZON FD STRATE          16,920.62      306,714      342,812
VANGUARD INDEX TR SML CP V          10,224.95      100,000      132,720
VANGUARD INTL EQTY IDX EME          19,664.03      300,000      284,342
VANGUARD INTL EQTY IDX PAC           4,818.50      300,000      285,063
VANGUARD INTL EQTY IDX PAC           9,100.00      451,147      436,618
VANGUARD SPECIALIZED PRECI          30,387.65      379,950      496,534
VANGUARD SPECIALIZED REIT           10,131.48      131,600      184,494
VANGUARD WHITEHALL FDS SEL          20,779.26      342,314      379,222
VANGUARD WORLD FD INTL GR           10,944.15      553,811      638,372
WASATCH ADVISORS FDS CORE            6,206.11      210,777      249,300
WASATCH ADVISORS FDS MICRO          24,525.00      147,000      160,148
                                               -----------  -----------
  TOTAL STOCK MUTUAL FUNDS                      25,038,230   29,182,231    18.79%
                                               -----------  -----------  --------

TOTAL INVESTMENTS IN MUTUAL FUNDS              $27,673,641  $32,107,066    20.67%
                                               ===========  ===========  --------

BMC FUND, INC.                                                     SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
-----------------------------------------------------------------------------

                                                        MARKET     PERCENT OF
COMPANY NAME                                COST         VALUE     NET ASSETS
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
  - CONVERTIBLE HEDGE SERIES             $ 2,420,000  $ 2,734,681
  - DISTRESSED SECURITIES SERIES           3,100,000    4,063,361
  - EQUITY MARKET NEUTRAL SERIES           1,500,000    1,344,711
  - EVENT DRIVEN MULTI-STRATEGY SERIES     2,880,000    3,441,594
  - MERGER ARBITRAGE SERIES                2,100,000    2,312,478
JMG CAPITAL PARTNERS LP                    1,000,000    2,409,353
LMC COMPASS FUND LP                        1,500,000    1,569,971
MARINER PARTNERS LP                          750,000    1,323,842
ROGERS RAW MATERIALS FUND LP               1,000,000    1,016,636
STARK INVESTMENTS LP                       1,000,000    2,284,555
WALNUT INVESTMENT PARTNERS                   215,414      215,414
                                         -----------  -----------
                                          17,465,414   22,716,596       14.63%
                                         -----------  -----------  -----------

OTHER INVESTMENTS:
"SERVES" CERTIFICATES - BANK OF AMERICA      500,000      500,000        0.32%
                                         -----------  -----------  -----------

VENTURE CAPITAL:
PIEDMONT VENTURE PARTNERS                     97,333        9,733
PIEDMONT VENTURE PARTNERS II, LP             239,864       23,986
                                         -----------  -----------
                                             337,197       33,719        0.02%
                                         -----------  -----------  -----------

TOTAL OTHER INVESTMENTS                  $18,302,611  $23,250,315       14.97%
                                         ===========  -----------  -----------

BMC FUND, INC.                                                                               SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
-------------------------------------------------------------------------------------------------------

                                                                                                PERCENT
SECTORS AND                     SHARES                                               MARKET      OF NET
INDUSTRIES                       HELD           COMPANY NAME             COST         VALUE      ASSETS
COMMON STOCKS:
CONSUMER DISCRETIONARY
Auto Parts & Equipment          100,000  VISTEON CORP COM            $   613,918  $   350,000
                                                                     -----------  -----------

Broadcasting & Cable TV           1,500  GRUPO TELEVISA SA DE SP AD       95,717       84,270
                                                                     -----------  -----------

Housewares & Specialties         49,800  WATERFORD WEDGEWOOD             178,714       24,900
                                                                     -----------  -----------

Leisure Products                170,600  HEAD N V NY REGISTRY SH         441,736      554,450
                                                                     -----------  -----------

Consumer Durables & Apparel       2,000  FORTUNE BRANDS INC COM          163,207      167,194
                                    500  M D C HLDGS INC COM              38,395       32,690
                                                                     -----------  -----------
                                                                         201,602      199,884
                                                                     -----------  -----------

Consumer Services                 2,000  CAREER EDUCATION CORP COM        56,481       61,380
                                  3,000  CBRL GROUP INC COM              109,484      115,590
                                 18,300  MCDONALDS CORP COM              346,258      536,373
                                  1,500  MULTIMEDIA GAMES INC COM         28,783       11,565
                                 45,000  SERVICEMASTER CO COM            525,277      577,350
                                    750  SHUFFLE MASTER INC COM           16,372       18,893
                                                                     -----------  -----------
                                                                       1,082,655    1,321,151
                                                                     -----------  -----------

Media                            45,000  NEWS CORP CL B                  799,466      716,400
                                  6,000  XM SATELLITE RADIO HLD CL       150,728      161,940
                                                                     -----------  -----------
                                                                         950,194      878,340
                                                                     -----------  -----------

Retailing                         5,000  AARON RENTS INC COM             102,044      109,800
                                  2,000  AUTOZONE INC COM                177,227      164,100
                                    200  CHICOS FAS INC COM                4,898        5,126
                                                                     -----------  -----------
                                                                         284,169      279,026
                                                                     -----------  -----------

  TOTAL CONSUMER DISCRETIONARY                                         3,848,705    3,692,021     2.38%
                                                                     -----------  -----------  --------

CONSUMER STAPLES

Food Distributors                12,300  NESTLE S A SPONSORED ADR        201,834      808,496
                                                                     -----------  -----------

Packaged Foods                    5,000  CADBURY SCHWEPPES PLC ADR       120,200      203,250
                                                                     -----------  -----------


                                       17

BMC FUND, INC.                                                                               SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
-------------------------------------------------------------------------------------------------------

                                                                                                PERCENT
SECTORS AND                     SHARES                                               MARKET      OF NET
INDUSTRIES                       HELD           COMPANY NAME             COST         VALUE      ASSETS

Food & Staples Retailing         40,000  ALBERTSONS INC COM          $   911,852  $   791,600
                                  2,000  COSTCO COMPANIES INC COM         95,570       79,960
                                  3,000  CVS CORP COM                     85,800      154,740
                                 20,000  KROGER CO COM                   323,366      315,400
                                 40,000  SAFEWAY INC COM NEW             748,312      851,600
                                  5,000  SYSCO CORP COM                  156,740      173,000
                                                                     -----------  -----------
                                                                       2,321,640    2,366,300
                                                                     -----------  -----------

Food, Beverage & Tobacco         10,000  ANHEUSER BUSCH COS INC COM      482,312      468,700
                                 20,000  COCA COLA CO COM                822,528      868,800
                                 20,000  CONAGRA FOODS INC COM           451,670      535,000
                                 33,421  DEL MONTE FOODS CO COM          293,011      348,581
                                  6,000  GENERAL MLS INC COM             290,333      296,400
                                 11,900  HEINZ H J CO COM                399,291      438,515
                                  3,000  LANCASTER COLONY CORP COM       122,650      124,680
                                  4,000  PEPSICO INC COM                 219,974      222,560
                                  5,000  SMITHFIELD FOODS INC COM        157,531      151,300
                                                                     -----------  -----------
                                                                       3,239,300    3,454,536
                                                                     -----------  -----------

Household & Personal Products
                                  2,000  KIMBERLY CLARK CORP COM         103,861      124,900
                                                                     -----------  -----------

  TOTAL CONSUMER STAPLES                                               5,986,835    6,957,482     4.48%
                                                                     -----------  -----------  --------

ENERGY

Integrated Oil & Gas              7,300  BP PLC SPONSORED ADR            352,450      444,570
                                  4,700  IMPERIAL OIL LTD COM NEW        265,072      330,508
                                 12,200  ROYAL DUTCH PETE CO NY REG      625,829      710,650
                                 13,200  SHELL TRANS&TRAD PLC NEW Y      549,550      711,084
                                  6,000  TOTAL FINA S A SPONSORED A      444,924      665,460
                                                                     -----------  -----------
                                                                       2,237,825    2,862,272
                                                                     -----------  -----------

Oil & Gas Exploration &           1,500  ENCANA CORP COM                 107,069       95,790
  Production                     25,340  ENTERPRISE PRODS PARTN COM      470,956      654,532
                                  4,500  SUNCOR ENERGY INC COM           177,405      165,270
                                                                     -----------  -----------
                                                                         755,430      915,592
                                                                     -----------  -----------

Oil & Gas Equipment &            19,500  OMI CORP NEW COM                342,239      351,330
  Services                        2,500  PRECISION DRILLING CP COM       145,766      180,050
                                 12,000  PROVIDENT ENERGY TR TR UNI       98,976      117,120
                                  1,500  TEEKAY SHIPPNG MARS IS COM       64,897       60,810
                                  3,000  YPF SOCIEDAD ANONIMA SPON        99,919      154,920
                                                                     -----------  -----------
                                                                         751,797      864,230
                                                                     -----------  -----------


                                       18

BMC FUND, INC.                                                                               SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
-------------------------------------------------------------------------------------------------------

                                                                                                PERCENT
SECTORS AND                     SHARES                                               MARKET      OF NET
INDUSTRIES                       HELD           COMPANY NAME             COST         VALUE      ASSETS

Oil & Gas Storage &
  Transportation                  4,000  NORDIC AMERICAN TANKER COM  $   190,435  $   182,000
                                                                     -----------  -----------

Pipeline                          8,200  BUCKEYE PARTNERS L P UNIT       265,823      393,272
                                  5,000  KANEB PIPE LINE PARTNR SR       206,491      306,350
                                  4,000  NORTHERN BORDER PARTNR UNI      174,367      183,600
                                 19,500  TEPPCO PARTNERS L P UT LTD      582,467      861,510
                                                                     -----------  -----------
                                                                       1,229,148    1,744,732
                                                                     -----------  -----------

Energy                            2,000  AMERADA HESS CORP COM           186,473      186,200
                                  5,600  ASHLAND INC COM                 169,017      376,544
                                  4,450  CHESAPEAKE UTILS CORP COM        72,150      120,729
                                  8,200  CHEVRONTEXACO CORP COM          342,257      426,300
                                 10,646  CONOCOPHILLIPS COM              600,414    1,116,233
                                 20,000  DEVON ENERGY CORP NEW COM       729,238      898,650
                                 20,104  EXXON MOBIL CORP COM            690,192    1,095,531
                                  9,000  KINDER MORGAN ENERGY UT LT      315,460      429,030
                                  3,500  MARATHON OIL CORP COM           134,008      162,995
                                  3,000  MAVERICK TUBE CORP COM           89,882       86,220
                                  9,000  OVERSEAS SHIPHOLDNG GP COM      526,175      502,245
                                  3,000  POGO PRODUCING CO COM           143,491      134,430
                                  8,900  VALERO ENERGY CORP NEW COM      425,281      593,517
                                                                     -----------  -----------
                                                                       4,424,038    6,128,624
                                                                     -----------  -----------

  TOTAL ENERGY                                                         9,588,673   12,697,450     8.18%
                                                                     -----------  -----------  --------

FINANCIALS

Asset Management &
  Custody Banks                   2,000  BRASCAN CORP CL A LTD VT S       70,594       71,940
                                                                     -----------  -----------

Banks                             6,000  BANCO SANTANDER CENTRAL HI       51,020       69,600
                                 10,000  BANK OF AMERICA CORP COM        446,359      449,650
                                  9,550  COMERICA INC COM                474,885      546,833
                                  2,000  DORAL FINL CORP COM              92,075       28,100
                                  2,000  FIFTH THIRD BANCORP COM          93,560       86,700
                                  3,000  FREMONT GEN CORP COM             82,790       65,070
                                  2,000  GOLDEN WEST FINL DEL COM         60,520      124,660
                                  4,200  INDYMAC BANCORP INC COM         147,241      155,666
                                 17,000  REGIONS FINANCIAL CORP COM      521,990      569,330
                                  1,733  SUNTRUST BKS INC COM             81,235      126,214
                                 13,700  US BANCORP DEL COM NEW          229,609      382,230
                                 27,300  WASHINGTON MUT INC COM          978,215    1,127,236
                                  3,000  WELLS FARGO & CO DEL COM        140,039      177,720
                                                                     -----------  -----------
                                                                       3,399,538    3,909,009
                                                                     -----------  -----------


                                       19

BMC FUND, INC.                                                                               SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
-------------------------------------------------------------------------------------------------------

                                                                                                PERCENT
SECTORS AND                     SHARES                                               MARKET      OF NET
INDUSTRIES                       HELD           COMPANY NAME             COST         VALUE      ASSETS

Consumer Finance                    125  PHH CORP COM NEW            $     2,593  $     2,794
                                                                     -----------  -----------

Other Diversified
  Financial Services              2,000  INTERNATIONAL SECS EXC CL        49,320       51,440
                                                                     -----------  -----------

Diversified Financial Services   19,300  ALLIANCE CAP MGMT HLDGS         618,996      867,342
                                  3,155  HSBC HLDGS PLC SPON ADR NE      178,562      252,558
                                                                     -----------  -----------
                                                                         797,558    1,119,900
                                                                     -----------  -----------

Insurance                         5,000  AFLAC INC COM                   190,106      203,250
                                  2,000  AMERICAN INTL GROUP COM         130,400      101,700
                                 30,000  AXA SPONSORED ADR               561,132      741,600
                                  3,000  EVEREST RE GROUP LTD COM        253,428      246,600
                                  2,000  SELECTIVE INS GROUP COM          90,321       87,000
                                                                     -----------  -----------
                                                                       1,225,387    1,380,150
                                                                     -----------  -----------

Life & Health Insurance           5,310  MANULIFE FINL CORP COM          219,095      219,163
                                                                     -----------  -----------

Property & Casualty Insurance     5,000  MONTPELIER RE HOLDINGS SHS      174,997      165,950
                                                                     -----------  -----------

REITs                             5,000  NEW CENTURY FINANCIAL COM       280,801      225,250
                                                                     -----------  -----------

Specialized Finance               2,000  ANGLO AMERN PLC ADR              47,210       44,700
                                                                     -----------  -----------

Diversified Financials           13,500  ALLIED CAP CORP COM             399,461      371,250
                                  2,000  CAPITAL ONE FINL CORP COM       144,507      141,580
                                  4,000  CHICAGO MERCANTIL HLDG CL       754,493      774,480
                                  9,633  CITIGROUP INC COM               368,021      452,366
                                 10,000  J P MORGAN CHASE & CO COM       353,770      354,900
                                  8,000  MOODYS CORP COM                 637,966      657,120
                                  3,000  MORGAN STANLEY COM NEW          153,960      157,860
                                                                     -----------  -----------
                                                                       2,812,178    2,909,556
                                                                     -----------  -----------

Real Estate                      10,000  DUKE WEEKS REALTY CORP COM      237,400      306,000
                                  2,500  NOVASTAR FINL INC COM           108,875       88,875
                                                                     -----------  -----------
                                                                         346,275      394,875
                                                                     -----------  -----------

  TOTAL FINANCIALS                                                     9,425,546   10,494,727     6.76%
                                                                     -----------  -----------  --------


                                       20

BMC FUND, INC.                                                                               SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
-------------------------------------------------------------------------------------------------------

                                                                                                PERCENT
SECTORS AND                     SHARES                                               MARKET      OF NET
INDUSTRIES                       HELD           COMPANY NAME             COST         VALUE      ASSETS

HEALTH CARE

Health Care Equipment             1,000  ORTHOFIX INTL N V COM       $    46,511  $    47,000
                                                                     -----------  -----------

Managed Health Care               1,500  PACIFICARE HLT SYS DEL COM       84,585       89,640
                                                                     -----------  -----------

Pharmaceuticals                   3,000  ALCON INC COM SHS               266,071      270,000
                                  1,500  ASTRAZENECA PLC SPONSORED        69,832       65,925
                                  2,000  EON LABS INC COM                 57,420       59,760
                                  2,000  NOVARTIS A G SPONSORED ADR       94,534       97,460
                                      1  PHARMACIA CORP COM                    -           34
                                                                     -----------  -----------
                                                                         487,857      493,179
                                                                     -----------  -----------

Health Care Equipment &           2,500  ADVANCED NEUROMOD SYS COM        75,556       75,275
  Services                        4,000  BARD C R INC COM                137,398      284,680
                                  8,000  BIOSITE INC COM                 400,162      448,800
                                  5,000  BOSTON SCIENTIFIC CORP COM      143,686      147,900
                                 14,000  CIGNA CORP COM                  810,132    1,287,720
                                  4,000  COOPER COS INC. NEW             291,743      270,200
                                  3,000  COVENTRY HEALTH CARE COM        200,554      200,715
                                  8,000  ERESEARCHTECHNOLOGY COM         109,110       90,880
                                  7,000  ICU MED INC COM                 201,347      248,010
                                  6,400  LABORATORY AMER HLDGS COM       238,330      316,800
                                  2,500  LCA-VISION INC COM PAR $.0       85,183       92,200
                                  3,000  MEDTRONIC INC COM               136,707      158,100
                                  5,000  OMNICARE INC COM                177,156      173,350


                                       21

BMC FUND, INC.                                                                               SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
-------------------------------------------------------------------------------------------------------

                                                                                                PERCENT
SECTORS AND                     SHARES                                               MARKET      OF NET
INDUSTRIES                       HELD           COMPANY NAME             COST         VALUE      ASSETS

                                  8,000  PEDIATRIX MED GROUP COM     $   445,955  $   538,320
                                    600  POLYMEDICA CORP COM              22,091       18,594
                                    100  POSSIS MEDICAL INC COM            2,841          886
                                  2,000  QUEST DIAGNOSTICS INC COM       161,216      209,300
                                  7,500  RENAL CARE GROUP INC COM        175,630      286,125
                                  5,000  UNITEDHEALTH GROUP INC COM      424,108      470,950
                                  5,000  WYETH COM                       221,128      224,700
                                                                     -----------  -----------
                                                                       4,460,033    5,543,505
                                                                     -----------  -----------

Pharmaceuticals &                 2,000  AMERICAN PHARMACEU PTN COM      109,534      102,240
  Biotechnology                   2,000  AMGEN INC COM                   115,000      116,420
                                 30,000  BRISTOL MYERS SQUIBB COM        712,938      780,000
                                  5,000  FOREST LABS INC COM             175,757      178,400
                                  3,000  LILLY ELI & CO COM              176,000      175,410
                                 35,000  MERCK & CO INC COM              989,158    1,186,500
                                  9,100  PFIZER INC COM                  277,083      245,122
                                  2,000  PROTEIN DESIGN LABS COM          35,030       34,540
                                                                     -----------  -----------
                                                                       2,590,500    2,818,632
                                                                     -----------  -----------

  TOTAL HEALTH CARE                                                    7,669,486    8,991,956     5.79%
                                                                     -----------  -----------  --------

INDUSTRIALS

Airlines                          1,500  LAN AIRLINES S A SPONSORED       53,243       52,950
                                                                     -----------  -----------

Building Products                 5,632  CEMEX S A SPON ADR 5 ORD        180,092      202,502
                                                                     -----------  -----------

Capital Goods                     2,000  3M COMPANY                      125,851      152,940
                                  8,200  BOEING CO COM                   324,836      488,064
                                  5,250  CERADYNE INC COM                155,288      104,265
                                  5,000  CURTISS WRIGHT CORP COM         149,310      271,000
                                  6,500  DRS TECHNOLOGIES INC COM        165,182      287,625
                                 11,800  EMERSON ELEC CO COM             614,866      739,506
                                 45,000  FEDERAL SIGNAL CORP COM         715,324      631,350
                                 14,700  FLUOR CORP NEW COM              446,449      757,932
                                  3,000  FRANKLIN ELEC INC COM            82,710      106,680
                                  2,000  GENERAL DYNAMICS CORP COM       157,620      210,100
                                 23,000  GENERAL ELEC CO COM             673,252      832,600
                                  2,000  L-3 COMMUNICATNS HLDGS COM       92,420      141,940
                                 18,800  STANDEX INTL CORP COM           410,022      492,560
                                 28,000  TYCO INTL LTD NEW COM           407,680      876,680
                                                                     -----------  -----------
                                                                       4,520,810    6,093,242
                                                                     -----------  -----------


                                       22

BMC FUND, INC.                                                                               SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
-------------------------------------------------------------------------------------------------------

                                                                                                PERCENT
SECTORS AND                     SHARES                                               MARKET      OF NET
INDUSTRIES                       HELD           COMPANY NAME             COST         VALUE      ASSETS

Commercial Services &             2,500  CENDANT CORP COM            $    52,907  $    49,650
  Supplies                        7,000  RAMBUS INC DEL COM              166,081       99,540
                                                                     -----------  -----------
                                                                         218,988      149,190
                                                                     -----------  -----------

Transportation                    6,000  LANDSTAR SYS INC COM             88,971      183,900
                                                                     -----------  -----------

  TOTAL INDUSTRIALS                                                    5,062,104    6,681,784     4.30%
                                                                     -----------  -----------  --------

INFORMATION TECHNOLOGY

Communications Equipment          3,500  GARMIN LTD ORD                  163,057      137,925
                                                                     -----------  -----------

Internet Software & Services      2,000  COGNOS INC COM                   83,780       75,480
                                  1,140  VELOCITYHSI INC COM                   -            -
                                                                     -----------  -----------
                                                                          83,780       75,480
                                                                     -----------  -----------

IT Consulting & Services          4,000  RESOURCES CONNECTION I COM       99,136       76,440
                                                                     -----------  -----------

Systems Software                 20,000  ABB LTD SPONSORED ADR           111,600      126,000
                                  2,000  INFOSYS TECH LTD SPONSORED      149,161      118,400
                                                                     -----------  -----------
                                                                         260,761      244,400
                                                                     -----------  -----------

Telecommunications Equipment    110,000  NORTEL NETWORKS CORP COM        374,800      273,900
                                  4,000  RESEARCH IN MOTION LTD COM      261,626      257,240
                                                                     -----------  -----------
                                                                         636,426      531,140
                                                                     -----------  -----------

Software & Services               2,000  AFFILIATED COMPUTER CL A        103,672       95,340
                                    200  CACI INTL INC CL A                9,943       12,424
                                  2,500  ELECTRONIC ARTS INC COM         145,343      132,975
                                 33,500  MICROSOFT CORP COM              898,695      847,400
                                  1,000  SYMANTEC CORP COM                24,305       18,760
                                                                     -----------  -----------
                                                                       1,181,958    1,106,899
                                                                     -----------  -----------

Technology Hardware &            11,000  APPLE COMPUTER INC COM          398,280      385,860
  Equipment                      12,500  CISCO SYS INC COM               219,515      215,875
                                  4,000  FLIR SYS INC COM                122,138      106,400
                                  9,000  FOUNDRY NETWORKS INC COM        116,225       75,600
                                 10,000  HEWLETT PACKARD CO COM          201,100      204,700
                                  5,000  INTERNATIONAL BUS MACH COM      347,752      381,900
                                 28,000  LUCENT TECHNOLOGIES COM         104,820       68,040
                                                                     -----------  -----------
                                                                       1,509,830    1,438,375
                                                                     -----------  -----------


                                       23

BMC FUND, INC.                                                                               SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
-------------------------------------------------------------------------------------------------------

                                                                                                PERCENT
SECTORS AND                     SHARES                                               MARKET      OF NET
INDUSTRIES                       HELD           COMPANY NAME             COST         VALUE      ASSETS

Semiconductors &                  6,000  CREE INC COM                $   164,939  $   140,340
  Semiconductor Equipment         7,500  MICRON TECHNOLOGY INC COM        89,113       72,825
                                                                     -----------  -----------
                                                                         254,052      213,165
                                                                     -----------  -----------

  TOTAL INFORMATION TECHNOLOGY                                         4,189,000    3,823,824     2.46%
                                                                     -----------  -----------  --------

MATERIALS

Diversified Metals & Mining       5,000  ALLIANCE RES PARTNR LP UT       121,950      325,200
                                 15,000  BHP BILLITON LTD SPONSORED      296,572      377,550
                                 30,000  NORTH AMERN PALLADIUM COM       234,208      157,500
                                                                     -----------  -----------
                                                                         652,730      860,250
                                                                     -----------  -----------

Fertilizer & Agricultural
  Chemicals                       3,000  SYNGENTA AG SPONSORED ADR        65,345       62,190
                                                                     -----------  -----------

Gold                              9,000  NEWMONT MINING CORP COM         268,250      341,730
                                                                     -----------  -----------

Materials                         2,500  COMMERCIAL METALS CO COM         81,733       62,525
                                  5,500  NUCOR CORP COM                  321,170      276,775
                                  5,500  SOUTHERN PERU COPPER COM        254,681      277,520
                                  2,000  WORTHINGTON INDS INC             31,758       31,620
                                                                     -----------  -----------
                                                                         689,342      648,440
                                                                     -----------  -----------

  TOTAL MATERIALS                                                      1,675,667    1,912,610     1.23%
                                                                     -----------  -----------  --------

TELECOMMUNICATION SERVICES

Integrated Telecommunication      4,000  CHUNGHWA TELECOM CO SPONSO       86,200       81,080
  Services                       11,000  NIPPON TELEG & TEL SPONSOR      265,382      229,350
                                  5,000  TELECOMUNCA DE SAO PAU SPO       93,100       95,600
                                                                     -----------  -----------
                                                                         444,682      406,030
                                                                     -----------  -----------

Wireless Telecommunication        3,000  MOBILE TELESYS OJSC SPONSO       87,258       99,300
  Services                        1,500  SK TELECOM LTD SPONSORED A       28,945       29,190
                                                                     -----------  -----------
                                                                         116,203      128,490
                                                                     -----------  -----------

Telecommunication Services       25,000  BELLSOUTH CORP COM              694,565      662,250
                                 20,000  SBC COMMUNICATIONS INC COM      502,680      476,000
                                                                     -----------  -----------
                                                                       1,197,245    1,138,250
                                                                     -----------  -----------

TOTAL TELECOMMUNICATION
SERVICES                                                             $ 1,758,130  $ 1,672,770     1.08%
                                                                     -----------  -----------  --------


                                       24

                                                                                                PERCENT
SECTORS AND                     SHARES                                               MARKET      OF NET
INDUSTRIES                       HELD           COMPANY NAME             COST         VALUE      ASSETS

UTILITIES

Electric Utilities                2,700  SOUTH JERSEY INDS INC COM        86,549      146,745
                                                                     -----------  -----------

Multi Utilities &
  Unregulated Power               4,000  HUANENG PWR INTL INC SPON       119,539      121,680
                                                                     -----------  -----------

Utilities                        10,000  AQUA AMERICA INC COM            198,073      267,000
                                 10,000  ATMOS ENERGY CORP COM           219,680      263,000
                                 14,500  CONSTELLATION ENERGY COM        395,579      762,120
                                  7,000  DOMINION RES INC VA COM         385,662      527,800
                                 15,462  DUKE ENERGY CORP COM            454,052      451,336
                                 25,900  EXELON CORP COM                 826,897    1,282,050
                                 11,000  FPL GROUP INC COM               316,586      449,020
                                  5,250  MDU RES GROUP INC COM            88,685      141,907
                                 10,000  NATIONAL FUEL GAS N J COM       224,736      272,300
                                  3,000  NSTAR COM                       119,910      162,420
                                 28,000  ONEOK INC NEW COM               513,882      808,080
                                  7,500  QUESTAR CORP COM                234,832      438,000
                                  5,000  SEMPRA ENERGY COM               133,819      201,900
                                 65,000  TECO ENERGY INC COM             931,803    1,079,650
                                  4,500  TXU CORP COM                    374,412      380,930
                                  5,000  UGI CORP NEW COM                147,196      251,150
                                                                     -----------  -----------
                                                                       5,565,804    7,738,663
                                                                     -----------  -----------

  TOTAL UTILITIES                                                      5,771,892    8,007,088     5.16%
                                                                     -----------  -----------  --------

TOTAL COMMON STOCKS                                                  $54,976,038  $64,931,712    41.81%
                                                                     ===========  -----------  --------

BMC FUND, INC.                                                          SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
----------------------------------------------------------------------------------

                                                                          PERCENT
                                        SHARES                  MARKET     OF NET
COMPANY NAME                             HELD        COST       VALUE      ASSETS
PREFERRED STOCKS:
BLUE WATER TR I                               10  $1,001,109  $1,001,109
LEARNINGSTATION.COM                    1,224,661     500,000     300,000
                                                  ----------  ----------

TOTAL INVESTMENTS IN PREFERRED STOCKS             $1,501,109  $1,301,109     0.84%
                                                  ==========  ----------  --------

BMC FUND, INC.                                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED) (UNAUDITED)
APRIL 30, 2005
------------------------------------------------------------------------------------------------

                                                                         MARKET      PERCENT OF
INDUSTRIES                         COMPANY NAME             COST          VALUE      NET ASSETS
Short-term Investments      Evergreen Money Market Fund  $ 9,958,592  $  9,958,592
                                                         -----------  -------------

Total Short-term Investments                             $ 9,958,592     9,958,592         6.41%
                                                         ===========  -------------  -----------


TOTAL INVESTMENTS - MARKET VALUE                                      $ 136,541,469       87.92%
                                                                      =============  -----------




Aggregate gross unrealized appreciation of security values            $ 22,020,987
Aggregate gross unrealized depreciation of security values              (3,859,278)
                                                                      -------------
Net appreciation of security values                                     18,161,709
Tax cost of securities                                                 118,379,760
                                                                      -------------

Total market value of securities                                      $136,541,469
                                                                      =============

BMC FUND, INC.                                                              SCHEDULE II
INVESTMENTS - OTHER THAN SECURITIES (UNAUDITED)
APRIL 30, 2005
---------------------------------------------------------------------------------------

                                                                          MARKET
                                                                         VALUE AT
                                                                          END OF
DESCRIPTION                                                               PERIOD
INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell, Rutherford
    and Wilkes Counties, NC                                              $ 350,000  (a)
                                                                         ---------

TOTAL                                                                    $ 350,000
                                                                         =========

    Aggregate appreciation of investment land and buildings              $ 205,442
    Tax cost of investment land and buildings                              144,558
                                                                         ---------

    Market value of investment land and buildings                        $ 350,000
                                                                         =========

(a) Non-income producing property

BMC FUND, INC.                                                                                     SCHEDULE III
INVESTMENTS IN AFFILIATES (UNAUDITED)
APRIL 30, 2005
---------------------------------------------------------------------------------------------------------------

                                            NUMBER OF      AMOUNT OF EQUITY
                                          SHARES HELD AT    IN NET PROFIT        AMOUNT OF         VALUE AT
                                            APRIL 30,      AND LOSS FOR THE      DIVIDENDS         APRIL 30,
ISSUER                                         2005             PERIOD              (1)              2005
Broyhill Industries, Inc. - wholly owned
  subsidiary                                       1,000  $          (3,290)  $             -   $       600,115

P. B. Realty, Inc. - wholly owned
  subsidiary                                       1,000          1,134,201                 -        21,350,619
                                                          ------------------  ----------------  ---------------

TOTAL                                                     $       1,130,911   $             -   $    21,950,734
                                                          ==================  ================  ===============

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item. 2.   Code of Ethics.

Not applicable.

Item 3.   Audit Committee Financial Expert.

Not applicable.

Item 4.   Principal Accountant Fees and Services.

Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

Included as part of the report to shareholders filed under Item 1.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management
Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

None.

Item 10.   Submissions of Matters to a Vote of Security Holders.

Not applicable.

Item 11.   Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-2(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected,or are reasonable likely to materially affect, the Registrant's internal control over financial reporting.

Item 11.   Exhibits.

(a)(1)   Not applicable.

(a)(2) A certification of each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached as exhibits hereto.

(a)(3)   Not applicable.

(b) A certification of each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By (Signature and Title)
/s/ D. E. Hendricks
D. E. Hendricks
Chief Financial Officer

Date:   June 14,2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Paul H. Broyhill
Paul H. Broyhill
President and Chief Executive Officer

Date:   June 14, 2005

By (Signature and Title)
/s/ D. E. Hendricks
D. E. Hendricks
Chief Financial Officer

Date:   June 14, 2005